The Gabelli Asset Fund

Schedule of Investments — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.6%
	Aerospace — 1.3%
430,950	Aerojet Rocketdyne Holdings Inc.†	$17,190,595
9,000	HEICO Corp.	941,940
9,400	L3Harris Technologies Inc.	1,596,496
4,850	Lockheed Martin Corp.	1,858,908
5,800	Northrop Grumman Corp.	1,829,842
151,300	Rolls-Royce Holdings plc	253,800
1,500	The Boeing Co.	247,890

		23,919,471

	Agriculture — 0.4%
165,900	Archer-Daniels-Midland Co.	7,712,691
23,400	The Mosaic Co.	427,518

		8,140,209

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	3,000

	Automotive — 1.3%
5,000	Ferrari NV	920,450
363,500	Navistar International Corp.†	15,826,790
88,000	PACCAR Inc.	7,504,640
2,900	Volkswagen AG	507,299

		24,759,179

	Automotive: Parts and Accessories — 2.5%
20,000	American Axle & Manufacturing Holdings Inc.†	115,400
7,000	Aptiv plc	641,760
102,550	BorgWarner Inc.	3,972,787
351,000	Dana Inc.	4,324,320
81,600	Freni Brembo SpA†	816,086
77,000	Garrett Motion Inc.†	265,650
286,650	Genuine Parts Co.	27,280,481
14,000	Modine Manufacturing Co.†	87,500
18,900	O’Reilly Automotive Inc.†	8,714,412
28,000	Standard Motor Products Inc.	1,250,200
3,000	Superior Industries International Inc.†	3,750
86,300	Tenneco Inc., Cl. A†	598,922

		48,071,268

	Aviation: Parts and Services — 0.5%
33,000	Curtiss-Wright Corp.	3,077,580
82,100	Kaman Corp.	3,199,437
1,098,400	Signature Aviation plc	3,385,994

		9,663,011

	Broadcasting — 1.9%
17,400	Cogeco Inc.	1,150,591
37,400	Corus Entertainment Inc., Cl. B	81,532
34,750	Liberty Broadband Corp., Cl. A†	4,927,897
81,482	Liberty Broadband Corp., Cl. C†	11,641,333
32,900	Liberty Media Corp.- Liberty Formula One, Cl. A†	1,102,479

Shares		Market Value
51,100	Liberty Media Corp.- Liberty Formula One, Cl. C†	$1,853,397
50,000	Liberty Media Corp.- Liberty SiriusXM, Cl. A†	1,658,500
278,147	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	9,201,103
278,083	MSG Networks Inc., Cl. A†	2,661,254
17,000	Nexstar Media Group Inc., Cl. A	1,528,810
16,650	TBS Holdings Inc.	285,117
25,600	Television Broadcasts Ltd.	22,264

		36,114,277

	Building and Construction — 1.1%
62,950	Arcosa Inc.	2,775,465
35,800	Assa Abloy AB, Cl. B	839,851
108,750	Fortune Brands Home & Security Inc.	9,409,050
97,000	Herc Holdings Inc.†	3,842,170
83,000	Johnson Controls International plc	3,390,550

		20,257,086

	Business Services — 3.6%
200,000	Clear Channel Outdoor Holdings Inc.†	200,000
14,000	Diebold Nixdorf Inc.†	106,960
20,900	Ecolab Inc.	4,176,656
46,900	Fly Leasing Ltd., ADR†	340,494
35,000	KAR Auction Services Inc.	504,000
21,700	Live Nation Entertainment Inc.†	1,169,196
232,000	Macquarie Infrastructure Corp.	6,238,480
107,300	Mastercard Inc., Cl. A	36,285,641
60,000	ServiceMaster Global Holdings Inc.†	2,392,800
30,000	The Brink’s Co.	1,232,700
174,500	The Interpublic Group of Companies Inc.	2,908,915
9,000	United Rentals Inc.†	1,570,500
20,700	Vectrus Inc.†	786,600
47,300	Visa Inc., Cl. A	9,458,581

		67,371,523

	Cable and Satellite — 3.3%
45,000	Altice USA Inc., Cl. A†	1,170,000
98,400	AMC Networks Inc., Cl. A†	2,431,464
2,150	Charter Communications Inc., Cl. A†	1,342,331
429,150	Comcast Corp., Cl. A	19,852,479
286,749	DISH Network Corp., Cl. A†	8,324,323
74,600	EchoStar Corp., Cl. A†	1,856,794
130,000	Liberty Global plc, Cl. A†	2,731,300
171,400	Liberty Global plc, Cl. C†	3,519,699
857	Liberty Latin America Ltd., Cl. A†	7,070
90,650	Liberty Latin America Ltd., Cl. C†	737,891
9,700	Naspers Ltd., Cl. N	1,714,149
7,750	Prosus NV†	715,111
341,700	Rogers Communications Inc., Cl. B	13,548,405

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Cable and Satellite (Continued)
203,150	Shaw Communications Inc., Cl. B	$3,707,488

		61,658,504

	Communications Equipment — 0.1%
85,950	Corning Inc.	2,785,639

	Computer Hardware — 0.2%
23,000	Apple Inc.	2,663,630
8,775	Dell Technologies Inc., Cl. C†	593,980
5,500	Intel Corp.	284,790
4,200	International Business Machines Corp.	511,014
4,800	Western Digital Corp.	175,440

		4,228,854

	Computer Software and Services — 1.3%
800	Activision Blizzard Inc.	64,760
625	Alphabet Inc., Cl. A†	916,000
8,000	Alphabet Inc., Cl. C†	11,756,800
2,000	Baidu Inc., ADR†	253,180
8,900	Cisco Systems Inc.	350,571
20,000	Fidelity National Information Services Inc.	2,944,200
93,700	Hewlett Packard Enterprise Co.	877,969
10,675	Match Group Inc.†	1,181,189
6,100	Microsoft Corp.	1,283,013
450	Oracle Corp.	26,865
19,550	Rockwell Automation Inc.	4,314,294

		23,968,841

	Consumer Products — 6.0%
27,000	Brunswick Corp.	1,590,570
11,000	Christian Dior SE	4,508,799
40,000	Church & Dwight Co. Inc.	3,748,400
368,900	Edgewell Personal Care Co.†	10,284,932
265,050	Energizer Holdings Inc.	10,374,057
9,700	Essity AB, Cl. A†	333,050
43,300	Essity AB, Cl. B†	1,463,986
3,200	Givaudan SA	13,792,954
28,000	Harley-Davidson Inc.	687,120
1,950	Hermes International	1,683,167
3,500	National Presto Industries Inc.	286,510
34,000	Reckitt Benckiser Group plc	3,316,731
92,000	Sally Beauty Holdings Inc.†	799,480
9,650	Svenska Cellulosa AB SCA, Cl. A†	141,800
39,500	Svenska Cellulosa AB SCA, Cl. B†	542,715
686,950	Swedish Match AB	56,208,731
3,700	The Estee Lauder Companies Inc., Cl. A	807,525
18,000	The Procter & Gamble Co.	2,501,820
32,150	Wolverine World Wide Inc.	830,756

		113,903,103

	Consumer Services — 1.2%
3,750	Allegion plc	370,913

Shares		Market Value
1,850	FedEx Corp.	$465,312
52,000	GCI Liberty Inc., Cl. A†	4,261,920
41,825	IAC/InterActiveCorp.†	5,009,799
410,000	Qurate Retail Inc., Cl. A	2,943,800
185,000	Rollins Inc.	10,025,150
1,000	Royal Caribbean Cruises Ltd.	64,730

		23,141,624

	Diversified Industrial — 4.2%
7,900	ABB Ltd., ADR	201,055
450	Acuity Brands Inc.	46,057
2,700	Agilent Technologies Inc.	272,538
40,000	Colfax Corp.†	1,254,400
225,300	Crane Co.	11,294,289
95,000	Eaton Corp. plc	9,692,850
7,500	EnPro Industries Inc.	423,075
12,500	General Electric Co.	77,875
131,550	Greif Inc., Cl. A	4,763,425
92,925	Honeywell International Inc.	15,296,384
20,471	Ingersoll Rand Inc.†	728,768
187,600	ITT Inc.	11,077,780
16,700	Jardine Matheson Holdings Ltd.	662,656
114,800	Jardine Strategic Holdings Ltd.	2,274,188
243,150	Myers Industries Inc.	3,216,875
22,000	nVent Electric plc	389,180
28,000	Pentair plc	1,281,560
9,350	Sulzer AG	751,715
166,900	Textron Inc.	6,023,421
288,900	Toray Industries Inc.	1,312,945
22,800	Trane Technologies plc	2,764,500
222,500	Trinity Industries Inc.	4,338,750
3,850	Waters Corp.†	753,368
2,275	Westinghouse Air Brake Technologies Corp.	140,777

		79,038,431

	Electronics — 4.2%
11,600	Kyocera Corp., ADR	664,796
1,500	Mettler-Toledo International Inc.†	1,448,625
414,350	Resideo Technologies Inc.†	4,557,850
2,255	Samsung Electronics Co. Ltd., GDR	2,857,085
655,550	Sony Corp., ADR	50,313,463
33,750	TE Connectivity Ltd.	3,298,725
91,050	Texas Instruments Inc.	13,001,030
7,000	Thermo Fisher Scientific Inc.	3,090,640

		79,232,214

	Energy and Utilities — 1.2%
63,000	BP plc, ADR	1,099,980
89,100	Chevron Corp.	6,415,200
4,500	ConocoPhillips	147,780
88,700	Devon Energy Corp.	839,102
28,100	Enbridge Inc.	820,520
85,000	EOG Resources Inc.	3,054,900

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
10,000	Exxon Mobil Corp.	$343,300
72,500	Halliburton Co.	873,625
59,000	Kinder Morgan Inc.	727,470
4,000	Marathon Petroleum Corp.	117,360
76,000	National Fuel Gas Co.	3,084,840
19,000	Oceaneering International Inc.†	66,880
95,500	PG&E Corp.†	896,745
33,550	Southwest Gas Holdings Inc.	2,117,005
94,600	The AES Corp.	1,713,206
52	Weatherford International plc†	101

		22,318,014

	Entertainment — 5.0%
170,750	Discovery Inc., Cl. A†	3,717,227
529,400	Discovery Inc., Cl. C†	10,376,240
242,650	Fox Corp., Cl. A.	6,752,949
620,400	Grupo Televisa SAB, ADR†	3,834,072
52,800	Liberty Media Corp.- Liberty Braves, Cl. A†	1,102,464
141,071	Liberty Media Corp.- Liberty Braves, Cl. C†	2,963,902
126,533	Madison Square Garden Entertainment Corp.†	8,666,245
122,533	Madison Square Garden Sports Corp.†	18,438,766
156,325	The Walt Disney Co.	19,396,806
489,650	ViacomCBS Inc., Cl. A	14,831,499
125,000	ViacomCBS Inc., Cl. B	3,501,250
10,000	Vivendi SA	279,045

		93,860,465

	Environmental Services — 2.6%
348,850	Republic Services Inc.	32,565,147
20,000	Stericycle Inc.†	1,261,200
75,000	Waste Connections Inc.	7,785,000
69,000	Waste Management Inc.	7,808,730

		49,420,077

	Equipment and Supplies — 9.1%
590,260	AMETEK Inc.	58,671,844
11,600	Amphenol Corp., Cl. A	1,255,932
10,350	AZZ Inc.	353,142
47,000	CIRCOR International Inc.†	1,285,450
101,950	Crown Holdings Inc.†	7,835,877
145,050	CTS Corp.	3,195,451
5,235	Danaher Corp.	1,127,253
417,600	Donaldson Co. Inc.	19,384,992
392,700	Flowserve Corp.	10,716,783
121,000	Graco Inc.	7,423,350
9,000	Hubbell Inc.	1,231,560
132,500	IDEX Corp.	24,169,325
41,650	Interpump Group SpA	1,548,977
12,200	Lawson Products Inc.†	500,566

Shares		Market Value
120,000	Mueller Industries Inc.	$3,247,200
146,400	Sealed Air Corp.	5,681,784
21,700	The Manitowoc Co. Inc.†	182,497
47,650	The Timken Co.	2,583,583
17,650	The Toro Co.	1,481,718
75,000	The Weir Group plc	1,212,128
22,800	Valmont Industries Inc.	2,831,304
147,900	Watts Water Technologies Inc., Cl. A	14,812,185

		170,732,901

	Financial Services — 9.0%
9,500	Alleghany Corp.	4,944,275
46,650	AllianceBernstein Holding LP	1,261,416
199,950	American Express Co.	20,044,987
2,600	Ameriprise Financial Inc.	400,686
21,050	Argo Group International Holdings Ltd.	724,751
21,400	Bank of America Corp.	515,526
109	Berkshire Hathaway Inc., Cl. A†	34,880,109
46,000	Calamos Asset Management Inc., Escrow†(a)	0
23,300	Citigroup Inc.	1,004,463
54,700	GAM Holding AG†	105,712
43,000	Interactive Brokers Group Inc., Cl. A	2,078,190
34,200	Jefferies Financial Group Inc.	615,600
98,900	JPMorgan Chase & Co.	9,521,103
63,413	Kinnevik AB, Cl. A	2,563,186
50,000	Kinnevik AB, Cl. B	2,035,820
144,850	KKR & Co. Inc.	4,974,149
1,500	LendingTree Inc.†	460,335
36,000	Loews Corp.	1,251,000
22,950	M&T Bank Corp.	2,113,465
47,850	Marsh & McLennan Companies Inc.	5,488,395
63,800	PayPal Holdings Inc.†	12,570,514
14,000	Popular Inc.	507,780
140,800	State Street Corp.	8,353,664
18,750	T. Rowe Price Group Inc.	2,404,125
459,400	The Bank of New York Mellon Corp.	15,775,796
86,450	The Blackstone Group Inc., Cl. A	4,512,690
29,800	The Goldman Sachs Group Inc.	5,988,906
20,000	The Hartford Financial Services Group Inc.	737,200
126,200	The PNC Financial Services Group Inc.	13,870,642
802	Truist Financial Corp.	30,516
9,150	Value Line Inc.	226,005
72,700	Waddell & Reed Financial Inc., Cl. A	1,079,595
328,000	Wells Fargo & Co.	7,711,280

		168,751,881

	Food and Beverage — 15.2%
784,576	Brown-Forman Corp., Cl. A	53,884,680
85,450	Brown-Forman Corp., Cl. B	6,436,094
22,000	Campbell Soup Co.	1,064,140
795,000	China Mengniu Dairy Co. Ltd.	3,723,653
34,300	Chr. Hansen Holding A/S	3,812,492
24,200	Coca-Cola European Partners plc	939,202

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
15,950	Coca-Cola HBC AG	$393,512
416,000	Conagra Brands Inc.	14,855,360
25,600	Constellation Brands Inc., Cl. A	4,851,456
36,000	Crimson Wine Group Ltd.†	178,200
165,300	Danone SA	10,702,027
160,000	Davide Campari-Milano NV	1,748,180
211,625	Diageo plc, ADR	29,132,297
52,100	Farmer Brothers Co.†	230,282
271,500	Flowers Foods Inc.	6,605,595
36,000	Fomento Economico Mexicano SAB de CV, ADR	2,022,840
88,450	General Mills Inc.	5,455,596
1,747,600	Grupo Bimbo SAB de CV, Cl. A	3,251,533
10,000	Heineken Holding NV	779,097
80,800	Heineken NV	7,188,454
19,350	Heineken NV, ADR	861,269
135,500	ITO EN Ltd.	9,648,746
11,000	John Bean Technologies Corp.	1,010,790
25,500	Kellogg Co.	1,647,045
63,200	Kerry Group plc, Cl. A	8,113,869
236,000	Kikkoman Corp.	13,023,467
7,000	Lamb Weston Holdings Inc.	463,890
19,300	LVMH Moet Hennessy Louis Vuitton SE	9,037,788
60,000	Maple Leaf Foods Inc.	1,223,386
20,000	MEIJI Holdings Co. Ltd.	1,524,676
172,000	Mondelēz International Inc., Cl. A	9,881,400
45,550	Morinaga Milk Industry Co. Ltd.	2,392,708
5,000	National Beverage Corp.†	340,050
42,000	Nestlé SA	4,985,918
106,250	Nissin Foods Holdings Co. Ltd.	9,973,688
20,000	Nomad Foods Ltd.†	509,600
59,250	PepsiCo Inc.	8,212,050
53,900	Pernod Ricard SA	8,604,056
74,300	Post Holdings Inc.†	6,389,800
82,500	Remy Cointreau SA	15,070,172
16,450	Suntory Beverage & Food Ltd.	616,105
31,900	The Coca-Cola Co.	1,574,903
6,050	The Hain Celestial Group Inc.†	207,515
20,600	The J.M. Smucker Co.	2,379,712
14,500	The Kraft Heinz Co.	434,275
254,600	Tingyi (Cayman Islands) Holding Corp.	448,750
85,326	Tootsie Roll Industries Inc.	2,636,573
1,500	Tyson Foods Inc., Cl. A	89,220
127,100	Yakult Honsha Co. Ltd.	7,050,064

		285,606,175

	Health Care — 5.8%
15,000	Abbott Laboratories	1,632,450
22,400	AbbVie Inc.	1,962,016
10,000	Alexion Pharmaceuticals Inc.†	1,144,300
26,500	AmerisouraceBergen Corp.	2,568,380

Shares		Market Value
28,500	Amgen Inc.	$7,243,560
6,000	Anthem Inc.	1,611,540
79,000	Bausch Health Cos. Inc.†	1,227,660
35,700	Baxter International Inc.	2,870,994
5,200	Bayer AG, ADR	77,740
12,000	Becton, Dickinson and Co.	2,792,160
8,000	Biogen Inc.†.	2,269,440
1,775	BioMarin Pharmaceutical Inc.†	135,042
7,230	Bio-Rad Laboratories Inc., Cl. A†	3,726,776
12,500	BioTelemetry Inc.†	569,750
1,000	Blueprint Medicines Corp.†	92,700
5,000	Boston Scientific Corp.†	191,050
138,750	Bristol Myers Squibb Co.	8,365,237
15,000	Cardiovascular Systems Inc.†	590,250
12,000	Chemed Corp.	5,764,200
20,000	Cigna Corp.	3,388,200
10,400	CONMED Corp.	818,168
10,450	Covetrus Inc.†	254,980
20,000	DaVita Inc.†	1,713,000
114,800	Demant A/S†	3,606,765
10,000	DENTSPLY SIRONA Inc.	437,300
11,000	Elanco Animal Health Inc.†	307,230
190,000	Evolent Health Inc., Cl. A†	2,357,900
10,000	Gerresheimer AG	1,119,110
17,950	HCA Healthcare Inc.	2,238,006
71,300	Henry Schein Inc.†	4,191,014
2,500	ICU Medical Inc.†	456,900
700	Illumina Inc.†	216,356
27,000	Indivior plc†	40,762
22,000	Integer Holdings Corp.†	1,298,220
39,050	Johnson & Johnson	5,813,764
11,000	Laboratory Corp. of America Holdings†	2,070,970
10,000	McKesson Corp.	1,489,300
28,900	Medtronic plc	3,003,288
58,550	Merck & Co. Inc.	4,856,723
60,000	Mylan NV†	889,800
90,000	Option Care Health Inc.†	1,203,300
27,322	Orthofix Medical Inc.†	850,807
22,500	Perrigo Co. plc	1,032,975
35,000	PetIQ Inc.†	1,152,200
16,300	Quidel Corp.†	3,575,894
545	Regeneron Pharmaceuticals Inc.†	305,080
50,000	Roche Holding AG, ADR	2,140,500
8,900	Stryker Corp.	1,854,493
65,442	Takeda Pharmaceutical Co. Ltd., ADR	1,167,485
20,000	Tenet Healthcare Corp.†	490,200
4,000	The Cooper Companies Inc.	1,348,480
6,000	UnitedHealth Group Inc.	1,870,620
36,850	Zimmer Biomet Holdings Inc.	5,016,759
7,000	Zoetis Inc.	1,157,590

		108,569,384

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming — 1.0%
10,950	Accor SA†	$308,122
9,350	Churchill Downs Inc.	1,531,717
350,000	Genting Singapore Ltd.	171,789
13,000	Hyatt Hotels Corp., Cl. A	693,810
1,100	Las Vegas Sands Corp.	51,326
4,294,100	Mandarin Oriental International Ltd.†	7,729,380
249,100	MGM Resorts International	5,417,925
15,000	Red Rock Resorts Inc., Cl. A	256,500
18,100	Ryman Hospitality Properties Inc., REIT	666,080
2,000,000	The Hongkong & Shanghai Hotels Ltd.	1,553,538
21,000	Universal Entertainment Corp.†	382,506
3,500	Wyndham Destinations Inc.	107,660
3,750	Wyndham Hotels & Resorts Inc.	189,375
9,325	Wynn Resorts Ltd.	669,628

		19,729,356

	Machinery — 5.0%
113,050	Caterpillar Inc.	16,861,407
1,428,200	CNH Industrial NV†	11,168,524
156,550	CNH Industrial NV, Borsa ltaliana†	1,220,228
193,200	Deere & Co.	42,818,916
31,300	Mueller Water Products Inc., Cl. A	325,207
89,950	Welbilt Inc.†	554,092
242,700	Xylem Inc.	20,415,924

		93,364,298

	Manufactured Housing and Recreational Vehicles — 0.3%
29,000	Cavco Industries Inc.†	5,228,990
1,125	Nobility Homes Inc.	25,875
28,850	Skyline Champion Corp.†	772,315

		6,027,180

	Metals and Mining — 3.6%
50,350	Agnico Eagle Mines Ltd.	4,008,363
147,400	Barrick Gold Corp.	4,143,414
10,000	Cleveland-Cliffs Inc.	64,200
71,100	Franco-Nevada Corp.	9,924,138
129,550	Freeport-McMoRan Inc.	2,026,162
8,500	Glencore plc†	17,654
28,000	Kinross Gold Corp.†	246,960
800	New Hope Corp. Ltd.	736
497,500	Newmont Corp.	31,566,375
105,350	Royal Gold Inc.	12,659,910
79,250	Wheaton Precious Metals Corp.	3,888,798

		68,546,710

	Publishing — 1.8%
20,000	Meredith Corp.	262,400
104,200	News Corp., Cl. A	1,460,884
83,800	S&P Global Inc.	30,218,280

Shares		Market Value
169,100	The E.W. Scripps Co., Cl. A	$1,934,504

		33,876,068

	Real Estate — 0.7%
23,925	Brookfield Asset Management Inc., Cl. A	790,961
103,800	Griffin Industrial Realty Inc.	5,548,110
9,300	Host Hotels & Resorts Inc., REIT	100,347
222,000	The St. Joe Co.†	4,579,860
76,700	Weyerhaeuser Co., REIT	2,187,484

		13,206,762

	Retail — 1.9%
22,250	Aaron’s Inc.	1,260,463
7,800	Advance Auto Parts Inc.	1,197,300
67,650	AutoNation Inc.†	3,580,715
900	AutoZone Inc.†	1,059,876
11,000	CarMax Inc.†	1,011,010
34,460	Costco Wholesale Corp.	12,233,300
121,600	CVS Health Corp.	7,101,440
1,625	Dollar Tree Inc.†	148,427
1,050	Lowe’s Companies Inc.	174,153
16,000	Macy’s Inc.	91,200
8,000	Rush Enterprises Inc., Cl. B	354,400
12,550	The Home Depot Inc.	3,485,261
115,950	The Kroger Co.	3,931,865
10,000	Walgreens Boots Alliance Inc.	359,200

		35,988,610

	Specialty Chemicals — 1.3%
15,000	Ashland Global Holdings Inc.	1,063,800
178,000	DuPont de Nemours Inc.	9,875,440
332,800	Ferro Corp.†	4,126,720
54,000	H.B. Fuller Co.	2,472,120
32,000	International Flavors & Fragrances Inc.	3,918,400
47,100	Sensient Technologies Corp.	2,719,554
1,000	SGL Carbon SE†	3,693

		24,179,727

	Telecommunications — 1.5%
10,200	AT&T Inc.	290,802
158,250	Deutsche Telekom AG, ADR	2,666,513
14,000	Hellenic Telecommunications Organization SA	202,061
23,400	Hellenic Telecommunications Organization SA, ADR	170,811
128,307	Loral Space & Communications Inc.	2,348,018
5,800	Orange SA, ADR	60,204
14,000	SoftBank Group Corp., ADR	430,640
2,676,400	Telecom Italia SpA	1,073,183
138,700	Telecom Italia SpA, ADR	546,478
37,400	Telefonica Brasil SA, ADR	286,858
234,708	Telefonica SA, ADR	807,396
846,350	Telephone and Data Systems Inc.	15,606,694
227,500	Telesites SAB de CV†	205,570

The Gabelli Asset Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
88,250	VEON Ltd., ADR	$111,195
68,850	Verizon Communications Inc.	4,095,887

		28,902,310

	Transportation — 0.9%
251,050	GATX Corp.	16,004,437
3,700	Kansas City Southern	669,071

		16,673,508

	Wireless Communications — 0.6%
103,750	America Movil SAB de CV, Cl. L, ADR	1,295,837
185,100	NTT DOCOMO Inc.	6,818,504
18,700	TIM Participacoes SA, ADR	215,611
18,785	T-Mobile US Inc.†	2,148,253
50,750	United States Cellular Corp.†	1,498,648

		11,976,853

	TOTAL COMMON STOCKS	1,877,986,513

	CLOSED-END FUNDS — 0.1%
2,000	Altaba Inc., Escrow†	45,300
10,700	Royce Global Value Trust Inc.	131,396
81,700	Royce Value Trust Inc.	1,032,688

	TOTAL CLOSED-END FUNDS	1,209,384

	MANDATORY CONVERTIBLE SECURITIES (b) — 0.1%
	Diversified Industrial — 0.1%
15,000	Avantor Inc., Ser. A 6.250%, 05/15/22	1,091,100

	PREFERRED STOCKS — 0.1%
	Consumer Services — 0.1%
17,400	Qurate Retail Inc., 8.000%, 03/15/31.	1,713,900

	Electronics — 0.0%
95	WESCO International Inc., Ser. A, 10.625%	2,660

Shares		Market Value
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	$444,410

	TOTAL PREFERRED STOCKS	2,160,970

	RIGHTS — 0.0%
	Health Care — 0.0%
30,000	Bristol Myers Squibb Co., CVR†	67,500

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
1,694	Weatherford International plc, expire 12/13/23†	220

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$2,140,000	U.S. Treasury Bills, 0.082% to 0.090%††, 12/17/20 to 12/31/20	2,139,592

	TOTAL INVESTMENTS — 100.0% (Cost $590,066,940)	$1,884,655,279

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust